Accounts Receivable and Others (Details) - Schedule of Allowance for Expected Credit Losses - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance	R$ (1,778)	R$ 1,729
Set-up of provision	2,177	5
Exchange variation	(245)	44
Write-off or reversal	(97)
Ending balance	R$ 3,613	R$ 1,778